Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 35,025	Royalties	UNITED STATES	snj:US-UT	U. S. Federal Government [Member]	Utah Project [Member]	Oil And Natural Gas [Member]	Well
#: 2
	46,694	Royalties	UNITED STATES	snj:US-WY	U. S. Federal Government [Member]	Wyoming Project [Member]	Oil And Natural Gas [Member]	Well
#: 3
	3,011	Royalties	UNITED STATES	snj:US-TX	U. S. Federal Government [Member]	Texas Project [Member]	Oil And Natural Gas [Member]	Well
#: 4
	271	Royalties	UNITED STATES	snj:US-NM	U. S. Federal Government [Member]	New Mexico Project [Member]	Oil And Natural Gas [Member]	Well
#: 5
	309	Royalties	UNITED STATES	snj:US-OK	U. S. Federal Government [Member]	Oklahoma Project [Member]	Oil And Natural Gas [Member]	Well
#: 6
	684	Royalties	UNITED STATES	snj:US-MT	U. S. Federal Government [Member]	Montana Project [Member]	Oil And Natural Gas [Member]	Well
#: 7
	$ (5,000)	Taxes	UNITED STATES		U. S. Federal Government [Member]		Oil And Natural Gas [Member]	Well